Consolidated Statements of Comprehensive Income (Loss) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net income (loss)	€ (338)	€ (681)	€ 3,842
Other comprehensive income (loss):
Foreign currency translation adjustments	(146)	288	(144)
Provision for retirement indemnities		57	(238)
Comprehensive income (loss), net of tax	€ (483)	€ (336)	€ 3,460